BUSINESS ACQUISITIONS - Additional Information (Details) - USD ($)							12 Months Ended
	Sep. 14, 2022	Sep. 07, 2022	Jul. 28, 2022	May 30, 2022	Apr. 28, 2022	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
BUSINESS ACQUISITION
Conversion of convertible note unpaid principal						$ 2,000,000
Conversion of convertible note accrued interest						$ 45,309
Shares issued as a finder's fee						7,511,725		48,682
Share-based compensation								$ 225,000
Unsecured convertible debenture note					20,005
Alternative convertible debenture note					8,003
Equity in shares					2,102,578
Vesting period					1 year
Tranche one
BUSINESS ACQUISITION
Vesting percentage					33.00%
Tranche two
BUSINESS ACQUISITION
Vesting percentage					67.00%
Restricted Stock Units (RSUs)
BUSINESS ACQUISITION
Share-based compensation							$ 10,821,120	$ 4,042,690
Incentive Shares					44,751
Incentive RSUs
BUSINESS ACQUISITION
Incentive Shares					208,635
RSUs contingent on revenue earnout provisions
BUSINESS ACQUISITION
Incentive RSUs				1,300,000			1,300,000
Retention RSUs
BUSINESS ACQUISITION
Incentive RSUs					450,000
The fair value of the Retention RSUs					$ 1,890,000
ICANN, LLC
BUSINESS ACQUISITION
Percentage of equity interest acquired						100.00%
Consideration, Number of Shares Issued						731,369
NRO Management, LLC
BUSINESS ACQUISITION
Percentage of ownership interest held prior to acquisition			50.00%
Purchase price			$ 2,000,000
Percentage of equity interest acquired			50.00%
Consideration, Number of Shares Issued			500,000
Lock-up period of shares			1 year
Fair Value of shares			$ 1,100,000
Fair value per share			$ 2.20
Option to acquire the remaining undivided ownership interest, value			$ 3,000,000
NRO Management, LLC | Level 3
BUSINESS ACQUISITION
Percentage of equity interest acquired			50.00%
Fair Value of Remaining 50% equity interest			$ 900,000
Natural Healing Center, LLC
BUSINESS ACQUISITION
Purchase price		$ 21,005,849
Equity Shares		5,938,298
Deferred shares payable		2,262,000
NHC Lemoore LLC
BUSINESS ACQUISITION
Purchase price		6,189,037					$ 6,189,037
Equity Shares		3,272,515					1,274,000
Deferred shares payable		$ 1,274,000
Cash Payment							1,642,522
NHC-MB LLC
BUSINESS ACQUISITION
Purchase price	$ 7,486,996						7,486,996
Equity Shares	5,248,569						1,933,000
Deferred shares payable	$ 1,933,000
Percentage of equity interest acquired	80.00%
Cash Payment							$ 305,427
Plus Products
BUSINESS ACQUISITION
Purchase price					$ 31,361,620
Percentage of equity interest acquired					100.00%